Subordinated Debentures	12 Months Ended
Dec. 31, 2015
Brokers and Dealers [Abstract]
Subordinated Debentures

NOTE 12 – SUBORDINATED DEBENTURES

In conjunction with the 2012 acquisition of First Community Bancshares, Inc. (FCB), the Company assumed certain subordinated debentures owed to special purpose unconsolidated subsidiaries that are controlled by the Company, FCB Capital Trust II and FCB Capital Trust III, (“CTII” and “CTIII”, respectively).

On March 24, 2005, CTII, an unconsolidated subsidiary of the Company, issued $10,000 of variable rate trust preferred securities, all of which are outstanding at December 31, 2015 and 2014. The trust preferred securities issued by CTII accrue and pay distributions quarterly at three-month LIBOR plus 2.00% (2.32% at December 31, 2015 and 2.23% at December 31, 2014) on the stated liquidation amount of the trust preferred securities. As an integral part of the acquisition of FCB, the Company has guaranteed fully and unconditionally all of the obligations of CTII. The guaranty covers the quarterly distributions and payments on liquidation or redemption of the trust preferred securities. These trust preferred securities are mandatorily redeemable upon maturity on April 15, 2035 or upon earlier redemption. The Company has the right to redeem the trust preferred securities in whole or in part, on or after April 15, 2015 at a redemption price specified in the indenture plus any accrued but unpaid interest to the redemption date. The proceeds from the sale of the trust preferred securities and the issuance of $310 in common securities to FCB were used by CTII to purchase $10,310 of floating rate subordinated debentures of FCB which have the same payment terms as the trust preferred securities.

On March 30, 2007, CTIII, an unconsolidated subsidiary of the Company, issued $5,000 of variable rate trust preferred securities, all of which are outstanding at December 31, 2015 and 2014. The trust preferred securities issued by CTIII accrue and pay distributions quarterly at three-month LIBOR plus 1.89% (2.40% at December 31, 2015 and 2.13% at December 31, 2014) on the stated liquidation amount of the trust preferred securities. As an integral part of the acquisition of FCB, the Company has guaranteed fully and unconditionally all of the obligations of CTIII. The guaranty covers the quarterly distributions and payments on liquidation or redemption of the trust preferred securities. These trust preferred securities are mandatorily redeemable upon maturity on June 15, 2037 or upon earlier redemption. The Company has the right to redeem the trust preferred securities in whole or in part at a redemption price specified in the indenture plus any accrued but unpaid interest to the redemption date. The proceeds from the sale of the trust preferred securities and the issuance of $155 in common securities to FCB were used by CTIII to purchase $5,155 of floating rate subordinated debentures of FCB which have the same payment terms as the trust preferred securities.

The common securities issued to the Company by the trusts possess sole voting rights with respect to matters involving those entities. The Company has the right to defer the payment of interest on all of its outstanding trust preferred securities. The Company has the right to declare such a deferral for up to 20 consecutive quarterly periods and deferral may only be declared as long as the Company is not then in default under the provisions of the Amended and Restated Trust Agreements. During the deferral period, interest on the indebtedness continues to accrue and the unpaid interest is compounded. As long as the deferral period continues, the Company is prohibited from: (i) declaring or paying any dividend on any of its capital stock, which would include both its common stock and the outstanding preferred stock issued to the Treasury, or (ii) making any payment on any debt security that is ranked equally with or junior to the securities issued by the trust.

As a part of the acquisition of FCB, the Company recorded the debentures at an estimated fair value of $8,270. The initial fair value adjustment will be amortized against earnings on a prospective basis. At December 31, 2015 and 2014, the contractual balance and the unamortized fair value adjustment were as follows:

	2015	2014
Contractual balance	$15,465	$15,465
Unamortized fair value adjustment	(6,214)	(6,524)

Net book value	$9,251	$8,941

Subordinated debentures are included in Tier 1 capital for purposes of determining the Company’s compliance with regulatory capital requirements.